SYSTEM COMPONENTS AND LEASED SYSTEMS, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
System Components And Leased Systems Net
acquired system components	$ 1,528	$ 2,100
Leased systems	$ 1,039	$ 1,166